Securities - Net Securities Gains (Losses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Securities [Abstract]
Realized gross gains	$ 90	$ 114	$ 186
Realized gross losses	(2)	(4)	(10)
Recognized gross impairments	(5)	(19)	(35)
Net securities gains	$ 83	$ 91	$ 141